Net Income (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Components of Basic and Diluted Earnings Per Share
The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share for the years ended December 31, 2023 and 2022 (in thousands, except share and per share amounts):

	Year Ended December 31,
	2023	2022
Numerator:
Net income (loss) attributable to common stockholders—basic and diluted	$12,157	$(105,890)

Denominator:
Weighted-average common shares outstanding—basic	44,327,204	43,738,739
Effect of dilutive securities:
Options to purchase common shares	119,677	—
Unvested restricted stock units	95,010	—
Employee stock purchase plan	26,027	—

Weighted-average common shares outstanding—diluted	44,567,918	43,738,739

Net income (loss) per share applicable to common stockholders—basic	$0.27	$(2.42)
Net income (loss) per share applicable to common stockholders—diluted	$0.27	$(2.42)

Schedule of Dilutive Common Stock Equivalents Excluded from Computation of Diluted Net Loss per Share
The following potentially dilutive common stock equivalents, presented based on amounts outstanding at each period end, were excluded from the computation of diluted net income (loss) per share attributable to common stockholders for the periods indicated:

	Year Ended December 31,
	2023	2022
Options to purchase common stock	3,765,482	9,423,271
Restricted stock units	662,103	940,392

Total anti-dilutive shares	4,427,585	10,363,663